Stockholders' Equity and Rights and Preferences (Details Narrative) - SayMedia, Inc [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Number of shares authorized	230,000,000		230,000,000
Common stock, shares authorized	160,000,000		160,000,000	160,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	70,000,000		70,000,000	70,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Dividend payable, per share	0.006137		0.006137
Liquidation of common stock, per share	$ 0.2301384		$ 0.2301384
Conversion of common stock ratio	Common stock at a rate of 50:1	Common stock at a rate of 50:1